Capital Management and Financial Risk (Tables)	12 Months Ended
Dec. 31, 2024
Capital Management And Financial Risk [Line Item]
Capital management

	At December 31	At December 31
(in thousands)	2024	2023

Net cash and investments:
Cash and cash equivalents	$108,518	$131,054
Equity instrument investments	8,047	10,517
Investments-uranium	231,088	276,815
Investments-convertible debentures	13,000	15,565
Debt obligations-current	(375)	(213)
Net cash and investments	$360,278	$433,738

Credit risk

	At December 31	At December 31
(in thousands)	2024	2023

Cash and cash equivalents	$108,518	$131,054
Trade and other receivables	3,075	1,913
Restricted cash and investments	11,624	11,231
Investments-convertible debentures	13,000	15,565
	$136,217	$159,763

Maturities of financial liabilities

	Within 1	1 to 5	More than
(in thousands)	Year	Years	5 years

Accounts payable and accrued liabilities (note 9)	$21,333	—	—
Debt obligations (note 12)	438	1,567	1,343
	$21,771	1,567	1,343

Currency risk

	Dec. 31'2024	Sensitivity
	Foreign	Foreign	Change in
	Exchange	Exchange	net income
(in thousands except foreign exchange rates)	Rate	Rate	(loss)

Currency risk
CAD weakens	1.4389	1.5828	$25,762
CAD strengthens	1.4389	1.2950	$(25,762)

Price risk

Absolute change	At December 31,2024	10% increase	10% decrease

Equity price of F3	$0.26	0.28	0.23
Convertible debentures fair value (in thousands)	$13,000	13,300	12,600

Fair value of financial assets and financial liabilities

	Financial	Fair	December 31,	December 31,
	Instrument	Value	2024	2023
(in thousands)	Category(1)	Hierarchy	Fair Value	Fair Value

Financial Assets:
Cash and equivalents	Category B		$108,518	$131,054
Trade and other receivables	Category B		3,075	1,913
Investments
Equity instruments-shares	Category A	Level 1	7,767	10,390
Equity instruments-warrants	Category A	Level 2	280	127
Convertible Debentures	Category A	Level 3	13,000	15,565
Restricted cash and equivalents
Elliot Lake reclamation trust fund	Category B		3,652	3,259
Credit facility pledged assets	Category B		7,972	7,972
			$144,264	$170,280

Financial Liabilities:
Account payable and accrued liabilities	Category C		21,333	10,822
Debt obligations	Category C		2,414	417
			$23,747	$11,239
(1)	Financial instrument designations are as follows: Category A=Financial assets and liabilities at fair value through profit and loss; Category B=Financial assets at amortized cost; and Category C=Financial liabilities at amortized cost.

Interest rate risk
Capital Management And Financial Risk [Line Item]
Sensitivity analysis

Absolute change	Base	1% increase	1% decrease

Credit spread	19%	20%	18%
Convertible debentures fair value (in thousands)	$13,000	12,800	13,300